Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]:
Long-Term Debt [Text Block]

9. Long-Term Debt:
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

Borrower(s)			2011	2012
1.	Credit Facility		857,055	767,164
2.	Term Loans:
	1.	Costis Maritime Corporation and Christos Maritime Corporation	118,500	109,500
	2.	Mas Shipping Co.	62,250	54,750
	3.	Montes Shipping Co. and Kelsen Shipping Co.	114,000	102,000
	4.	Marathos Shipping Inc.	5,700	-
	5.	Capetanissa Maritime Corporation	65,000	60,000
	6.	Rena Maritime Corporation	62,500	57,500
	7.	Bullow Investments Inc.	3,500	-
	8.	Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co. and Volk Shipping Co	10,437	-
	9.	Costamare Inc.	79,538	103,986
	10.	Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	-	32,199
	11.	Costamare Inc.	26,740	53,480
	12.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	22,920	61,120
	13.	Raymond Shipping Co. and Terance Shipping Co.	15,280	45,840
	14.	Costamare Inc.	-	114,350
			586,365	794,725
		Total	1,443,420	1,561,889
		Less-current portion	(153,176)	(162,169)
		Long-term portion	1,290,244	1,399,720

1. Credit Facility: On July 22, 2008, the Company signed a loan agreement with a consortium of banks, for a $1,000,000 Credit Facility (the “Facility”) for general corporate and working capital purposes. The Company used $631,340 of the proceeds from the Facility to repay existing indebtedness. The Facility bears interest at the 3, 6, 9 or 12 months (at the Company's option) LIBOR plus margin. Upon the sale of MSC Antwerp in May 2009, the Company repaid $10,655 of the Facility. On April 4, 2011, the Company, following the sale of vessel MSC Namibia, repaid $6,610 of the Facility. Furthermore, on April 11, 2011, the Company drew down the amount of $80,852 under the Facility, which equaled the undrawn balance of the Facility as of that date of $74,242 and the amount of $6,610 discussed above.
The outstanding balance of the Facility as of December 31, 2012, is repayable in 22 equal, consecutive quarterly installments, of $22,473 each plus a balloon payment of $272,758 payable together with the last installment. The quarterly installments were calculated using a formula specified in the agreement, following the amalgamation of the Facility's compounds on June 30, 2011, as documented in the third supplemental agreement to the Facility that the Company entered into on September 6, 2011.
On June 22, 2010, the Company entered into the second supplemental agreement to the Facility, which provided that during a two-year period ending December 31, 2011, (i) the Security Requirement ratio was reduced from 125% to 80% and the minimum cash amount equal to 3% of the loan outstanding (maintained in accordance with the Facility) is included in the Security Requirement calculation, (ii) the payment of interest at an increased margin over LIBOR during the period from June 15, 2010 to December 31, 2011, half of which (amounting to $2,995) was paid upfront upon execution of the supplemental agreement and is included in Deferred charges, net and was amortized through December 31, 2011, and (iii) subject to no Event of Default having occurred and being continuing, no lenders' consent shall be required for the payment of dividends if the ratio of Total Liabilities (after deducting all Cash and Cash Equivalents) to Market Value Adjusted Total Assets (after deducting all Cash and Cash equivalents) does not exceed 0.80:1. Furthermore, on December 17, 2012, the Company entered into a fourth supplemental agreement which released two of the Company subsidiaries guarantors and the mortgages over their vessels, and replaced them with mortgages over two other vessels.
The Facility, as of December 31, 2012, was secured with, among other things, first priority mortgages over 17 of the Company's vessels, first priority assignment of vessels' insurances and earnings, charter party assignments, first priority pledges over the operating accounts and corporate guarantees of 17 ship-owning companies.
The Facility and certain of the term loans described under Note 9.2 below include among others, financial covenants requiring (i) the ratio of Total Liabilities (after deducting cash and cash equivalents) to Market Value Adjusted Total Assets (after deducting cash and cash equivalents) not to be greater than 0.75 to 1.00; (ii) minimum liquidity of the greater of $30,000 or 3% of the total debt of the Company, (iii) the ratio of EBITDA to net interest expense not be less than 2.50 to 1 and (iv) Market Value Adjusted Net Worth, defined as the amount by which the Market Value Adjusted Total Assets exceed the Total Liabilities, shall exceed $500,000. The Company's other term loans described under Note 9.2 below also contain financial covenants that are either equal to or less stringent than the foregoing financial covenants.

2. Term loans:
1. In May 2008, Costis Maritime Corporation and Christos Maritime Corporation entered into a loan agreement with a bank for an amount of up to $150,000 in the aggregate ($75,000 each) on a joint and several basis in order to partly finance the acquisition cost of the vessels Sealand New York and Sealand Washington. As at December 31, 2012, the outstanding balance of the loan of $109,500 is repayable in 11 equal semi-annual installments of $4,500, each from May 2013 to May 2018 and a balloon payment of $60,000 payable together with the last installment.
2. In January 2008, Mas Shipping Co. entered into a loan agreement with a bank for an amount of up to $75,000 in order to partly finance the acquisition cost of vessel Maersk Kokura. As at December 31, 2012, the outstanding balance of the loan of $54,750 is repayable in 11 variable semi-annual installments from February 2013 to February 2018 and a balloon payment of $10,000 payable together with the last installment.
3. In December 2007, Montes Shipping Co. and Kelsen Shipping Co. entered into a loan agreement with a bank for an amount of up to $150,000 in the aggregate ($75,000 each) on a joint and several basis in order to partly finance the acquisition cost of the vessels Maersk Kawasaki and Maersk Kure. As at December 31, 2012, the outstanding balance of the loan of $102,000 is repayable in 10 equal semi-annual installments of $6,000 each from June 2013 to December 2017 and a balloon payment of $42,000 payable together with the last installment.
4. In June 2006, Marathos Shipping Inc. entered into a loan agreement with a bank for an amount of up to $24,800, in order to partly finance the acquisition cost of the vessel MSC Mandraki (ex. Maersk Mandraki). The loan was repaid on November 16, 2012.
5. In June 2006, Capetanissa Maritime Corporation entered into a loan agreement with a bank for an amount of up to $90,000, in order to partly finance the acquisition cost of the vessel Cosco Beijing. As at December 31, 2012, the outstanding balance of the loan of $60,000 is repayable in 12 equal semi-annual installments of $2,500 each from February 2013 to August 2018 and a balloon payment of $30,000 payable together with the last installment.
6. In February 2006, Rena Maritime Corporation entered into a loan agreement with a bank for an amount of up to $90,000 in order to partly finance the acquisition cost of the vessel Cosco Guangzhou. As at December 31, 2012, the outstanding balance of the loan of $57,500 is repayable in 11 equal semi-annual installments of $2,500 each from February 2013 to February 2018 and a balloon payment of $30,000 payable together with the last installment.
7. In February 2005, Bullow Investments Inc. entered into a loan agreement with a bank for an amount of up to $31,000 in order to partly finance the acquisition cost of the vessel MSC Mykonos (ex. Maersk Mykonos). The loan was repaid on November 16, 2012.
8. In December 2009, Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co. and Volk Shipping Co. entered into a loan agreement with a bank for an amount of up to $30,000 in order to partly finance the acquisition cost of the vessels Gather, Garden, Genius I and Gifted. Following the sale of Garden in December 2011, the Company repaid the amount of $2,921 and following the sale of Gather (Note 7) in March 2012, the Company repaid the amount of $3,479. In May 2012 the Company repaid the remaining balance of the loan, amounting to $6,958, following the sale of Gifted and Genius I (Note 7).
9. On November 19, 2010, Costamare entered into a term loan agreement with a consortium of banks for an amount of up to $120,000, which was available for drawing for a period up to 18 months. As of December 31, 2012, the Company has drawn the amount of $38,500 (tranche a), the amount of $42,000 (tranche b), the amount of $21,000 (tranche c), the amount of $7,470 (tranche d) and the amount of $7,470 (tranche e) under this term loan agreement in order to finance part of the acquisition cost of MSC Romanos, MSC Methoni, MSC Ulsan, Koroni and Kyparissia respectively. As at December 31, 2012, the outstanding balance of the tranche (a) of the loan of $33,687.5 is repayable in 27 quarterly installments of $962.5 from February 2013 to July 2019 and a balloon payment of $7,700 payable together with the last installment. As at December 31, 2012, the outstanding balance of the tranche (b) of the loan of $37,800 is repayable in 28 quarterly installments of $1,050 from January 2013 to October 2019 and a balloon payment of $8,400 payable together with the last installment. As at December 31, 2012, the outstanding balance of the tranche (c) of the loan of $19,425 is repayable in 29 quarterly installments of $525 from February 2013 to January 2020 and a balloon payment of $4,200 payable together with the last installment. As at December 31, 2012, the outstanding balance of the tranche (d) of the loan of $6,536.5 is repayable in 10 quarterly installments of $466.9 from February 2013 to May 2015 and a balloon payment of $1,867.5 payable together with the last installment. As at December 31, 2012, the outstanding balance of the tranche (e) of the loan of $6,536.5 is repayable in 10 quarterly installments of $466.9 from February 2013 to May 2015 and a balloon payment of $1,867.5 payable together with the last installment.
 10. On January 14, 2011, Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co., wholly-owned subsidiaries of Costamare, concluded a credit facility with a consortium of banks, as joint-and-several borrowers, for an amount of up to $203,343 to finance part of the acquisition and construction cost of hulls H1068A, H1069A and H1070A (Note 6). The drawdown of the facility will be made in three tranches, one for each hull. The credit facility is repayable in forty consecutive quarterly installments, the first thirty-nine (1-39) in the amount of $1,412 per tranche each, and a final (fortieth) installment of $12,713 per tranche. As of December 31, 2012, the Company has drawn the amount of $32,199, in aggregate, in order to partly refinance the second pre-delivery installment of hulls H1068A, H1069A and H1070A.
11. On April 7, 2011, Costamare, as borrower, concluded a credit facility with a consortium of banks, for an amount up to the lesser of $140,000 and 70% of the contract price of the vessels, to finance part of the acquisition and construction cost of hulls S4010 and S4011 (Note 6). The credit facility is repayable in 16 consecutive quarterly installments, the first 15 (1-15) in the amount of 1/30 of the loan outstanding commencing at the time of delivery of hulls S4010 and S4011 and a final installment in an amount equal to the 50% of the loan outstanding at the time of delivery of hulls S4010 and S4011. In April 2011, the Company drew down the amount of $26,740 in order to partly refinance the first pre-delivery installment of hulls S4010 and S4011. Furthermore, during the year ended December 31, 2012, the Company drew down the amount of $26,740, in aggregate, in order to partly finance the second and third pre-delivery installments of hulls S4010 and S4011.
12. On August 16, 2011, Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co., wholly-owned subsidiaries of Costamare, concluded a credit facility with a consortium of banks, as joint-and-several borrowers, for an amount of up to $229,200 to finance part of the acquisition and construction cost of hulls S4020, S4022 and S4024 (Note 6). The drawdown of the facility will be made in three tranches, one for each hull. The credit facility is repayable in 28 consecutive quarterly installments, the first twenty-seven (1-27) in the amount of $1,273.3 per tranche each and a final (twenty- eighth) installment of $42,021 per tranche. On August 26, 2011, the Company drew down an amount of $22,920 in order to partly refinance the first pre-delivery installment of hulls S4020, S4022 and S4024. In April 2012 and May 2012, the Company drew down the amounts of $7,640 and $7,640, respectively, in order to partly finance the second pre-delivery installments of hulls S4020 and S4022. In August 2012, the Company drew down the amount of $15,280 in order to partly finance the second and the third pre-delivery installments of hulls S4024 and S4020, respectively. In December 2012, the Company drew down the amount of $7,640 in order to partly finance the third pre-delivery installment of hull S4022.
13. On October 12, 2011, Raymond Shipping Co. and Terance Shipping Co., wholly-owned subsidiaries of the Company concluded a credit facility with a bank, as joint and several borrowers, for an amount of up to $152,800 for the financing part of the construction and acquisition cost of hulls S4021 and S4023 (Note 6). The drawdown of the facility will be made in two tranches, one for each hull. The credit facility is repayable in 28 consecutive quarterly installments, the first twenty-seven (1-27) in the amount of $1,364.3 per tranche each and a final (twenty-eighth) installment of $39,563.9 per tranche. On October 25, 2011, the Company drew down an amount of $15,280 in order to partly refinance the first pre-delivery installment of hulls S4021 and S4023. In April 2012, the Company drew down the amount of $7,640 in order to partly finance the second pre-delivery installment of hull S4021. In July 2012 and September 2012, the Company drew-down the amounts of $7,640 and $7,640, respectively, in order to partly finance the second and the third pre-delivery installments of hulls S4023 and S4021. In December 2012, the Company drew down the amount of $7,640 in order to partly finance the third pre-delivery installment of hull S4023.
14. On October 6, 2011, the Company concluded a loan facility with a bank for an amount of up to $120,000, in order to partly finance the aggregate market value of eleven vessels in its fleet. In March 2012, the Company drew the amount of $113,700. Furthermore, on June 29, 2012, the Company entered into a supplemental agreement, for a further amount of $11,300 to finance the acquisition of the vessel Stadt Luebeck (Note 7). The Company drew down the amount of $11,300 in August 2012 upon the delivery of the vessel Stadt Luebeck. As at December 31, 2012, the outstanding balance of $114,350 is repayable in 24 quarterly variable consecutive installments from March 2013 to December 2018 and a balloon payment of $47,850 payable together with the last installment.
The term loans discussed above bear interest at LIBOR plus a spread and are secured by, inter alia, (a) first priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, additional indebtedness, mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses (“VMC”) in the range of 100% to 125% and dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend.
The annual principal payments required to be made after December 31, 2012, are as follows:

Year ending December 31,	Amount
2013	162,169
2014	209,541
2015	210,319
2016	185,248
2017	219,392
2018 and thereafter	575,220
1,561,889

The interest rates of Costamare's long-term debt at December 31, 2010, 2011 and 2012, were in the range of 1.31%-6.75%, 1.21%-6.75% and 2.71%-6.75%, respectively. The weighted average interest rate as at December 31, 2010, 2011 and 2012, was 4.59%, 4.8% and 4.4%, respectively.
Total interest expense incurred on long-term debt (including the effect of the interest rate swaps discussed in Note 15) for 2010, 2011 and 2012, amounted to $71,323, $73,597 and $76,831, respectively and is included in Interest and finance costs in the accompanying consolidated statements of income. Of the above amount incurred in 2010, $1,616 was capitalized in Vessels, net. Of the above amount incurred in 2011, $5,525 was capitalized and is included in (a) Advances for vessel acquisitions ($2,773) and (b) the statement of comprehensive income/(loss) ($2,752), representing net settlements on interest rate swaps qualifying for cash flow hedge, in the 2011 consolidated balance sheet. Of the above amount incurred in 2012, $8,476 was capitalized and is included in (a) Advances for vessel acquisitions ($5,280) and (b) the statement of comprehensive income / (loss) ($3,196), representing net settlements on interest rate swaps qualifying for cash flow hedge, in the accompanying 2012 consolidated balance sheet.